INCOME TAX AND DEFERRED TAX ASSETS - Income tax benefit and Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX AND DEFERRED TAX ASSETS
Deferred tax adjustment	$ 10,835	$ 3,020	$ 9,963
Total income tax	$ 10,835	$ 3,020	$ 9,963